Future Financing Plans	3 Months Ended
Sep. 30, 2011
Future Financing Plans
Future Financing Plans
11.  Future Financing Plans

On September 29, 2011, the Company filed a Registration Statement on Form S-1 (Registration No, 333-177079) with the SEC announcing its intention to raise funds through the sale of our Class A common stock in a fully-underwritten public offering. The Company intends to sell up to 4.5 million units, with each unit consisting of one share of our Class A common stock, and one Warrant A to purchase 0.25 shares of our Class A common stock, one Warrant B to purchase 0.25 shares of our Class A common stock.